Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Total Income Tax Expense (Benefit)

Total income tax expense (benefit) for each of the years in the three-year period ended March 31, 2011 are allocated as follows:

	Yen (millions)
	2009	2010	2011
Income from continuing operations	¥109,835	¥146,869	¥206,827
Other comprehensive income (loss) (note 15)	(58,302)	27,708	(4,708)

	¥51,533	¥174,577	¥202,119

Income (Loss) Before Income Taxes and Income Tax Expense (Benefit) by Domestic and Foreign Source

Income (loss) before income taxes and equity in income of affiliates by domestic and foreign source for each of the years in the three-year period ended March 31, 2011 consisted of the following:

	Yen (millions)
	2009	2010	2011
Income (loss) before income taxes
Japanese	¥(132,652)	¥(24,723)	¥115,740
Foreign	294,386	360,921	514,808

	¥161,734	¥336,198	¥630,548

Income Tax Expense (Benefit)

Income tax expense (benefit) for each of the years in the three-year period ended March 31, 2011 consisted of the following:

	Yen (millions)
	2009	2010	2011
Income taxes
Current
Japanese	¥2,829	¥9,209	¥(52,701)
Foreign	65,233	81,054	129,348

	¥68,062	¥90,263	¥76,647

Deferred
Japanese	¥7,654	¥(7,018)	¥22,324
Foreign	34,119	63,624	107,856

	¥41,773	¥56,606	¥130,180

Total
Japanese	¥10,483	¥2,191	¥(30,377)
Foreign	99,352	144,678	237,204

	¥109,835	¥146,869	¥206,827

Effective Income Tax Rate

The effective income tax rate for Honda for each of the years in the three-year period ended March 31, 2011 differs from the Japanese statutory income tax rate for the following reasons:

	2009	2010	2011
Statutory income tax rate	40.0%	40.0%	40.0%
Recognition of valuation allowance *1	17.3	6.2	2.3
Difference in statutory tax rates of foreign subsidiaries *2	(25.8)	(6.3)	(6.2)
Reversal of valuation allowance	(0.4)	(0.9)	(0.7)
Research and development credit	(1.7)	(0.3)	(0.3)
Dividend and royalty income from subsidiaries and affiliates, net of foreign tax credit *3	21.7	4.1	6.1
Undistributed earnings of subsidiaries and affiliates	11.6	3.7	2.8
Other adjustments relating to prior years	(5.9)	(1.6)	—
Adjustments for unrecognized tax benefits	11.5	0.6	(10.3)
Other	(0.4)	(1.8)	(0.9)

Effective tax rate	67.9%	43.7%	32.8%

*[1]

Due to the decrease in the amount of foreign tax credit carryforwards expected to be utilized in the future years, the Company had recorded a valuation allowance for the related deferred tax asset as of March 31, 2009.

*[2]

Income before income taxes of foreign subsidiaries whose statutory income tax rate is lower than the statutory income tax rate of 40% in Japan accounted for a larger portion of Honda’s consolidated income before income taxes for the year ended March 31, 2009, which contributed to the lower effective tax rate.

*[3]

The Company did not utilize indirect foreign tax credit against dividend income from foreign subsidiaries and affiliates because of the decrease in taxable income for the year ended March 31, 2009, which resulted in the higher effective tax rate.

Temporary Differences that give rise to Significant Portions of the Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 are presented below:

	Yen (millions)
	2010	2011
Deferred tax assets:
Inventories	¥28,641	¥27,461
Allowance for dealers and customers	102,128	98,479
Accrued bonus	30,938	33,531
Property, plant and equipment	67,879	68,417
Foreign tax credit carryforwards	1,367	719
Operating loss carryforwards	112,675	69,441
Pension and other postretirement benefits	239,087	225,590
Other	136,275	156,636

Total gross deferred tax assets	718,990	680,274
Less valuation allowance	53,410	65,479

Net deferred tax assets	665,580	614,795

Deferred tax liabilities:
Inventories	(8,713)	(9,351)
Prepaid pension expenses	(26,971)	(19,948)
Property, plant and equipment, excluding lease transactions	(50,134)	(50,691)
Direct financing lease transactions	(27,768)	(16,181)
Operating lease transactions	(405,062)	(468,914)
Undistributed earnings of subsidiaries and affiliates	(108,933)	(100,389)
Net unrealized gains on available–for-sale securities	(20,057)	(19,737)
Other	(38,944)	(40,454)

Total gross deferred tax liabilities	(686,582)	(725,665)

Net deferred tax asset (liability)	¥(21,002)	¥(110,870)

Deferred Income Tax Assets and Liabilities

Deferred income tax assets and liabilities at March 31, 2010 and 2011 are reflected in the consolidated balance sheets under the following captions:

	Yen (millions)
	2010	2011
Current assets-Deferred income taxes	¥176,604	¥202,291
Other assets	208,376	160,379
Other current liabilities	(2,093)	(1,162)
Other liabilities	(403,889)	(472,378)

Net deferred tax asset (liability)	¥(21,002)	¥(110,870)

Operating Loss and Tax Credit Carryforwards

Periods available to offset future taxable income and income taxes vary in each tax jurisdiction and range from one year to an indefinite period as follows:

Yen (millions)
Operating loss carryforwards:
Within 1 year	¥850
1 to 5 years	4,835
5 to 20 years	116,871
Indefinite periods	86,914

¥209,470

Yen (millions)
Tax credit carryforwards:
Within 1 year	¥560
1 to 5 years	903
5 to 20 years	1,770
Indefinite periods	589

¥3,822

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

Reconciliations of the beginning and ending amount of unrecognized tax benefits for the years ended March 31 are as follows:

	Yen (millions)
	2009	2010	2011
Balance at beginning of year	¥99,527	¥125,771	¥109,473
Additions for tax positions related to the current year	6,515	4,207	12,338
Additions for tax positions of prior years	22,137	2,422	7,280
Reductions for tax positions of prior years *	(1,948)	(20,225)	(71,519)
Settlements *	(7)	(716)	(9,191)
Reductions for statute of limitations	—	—	(8)
Effect of exchange rate changes	(453)	(1,986)	(2,108)

Balance at end of year	¥125,771	¥109,473	¥46,265

*	Due to mutual negotiated agreement regarding transfer pricing matters of overseas transaction between the Company and foreign affiliates, the Company has decreased a portion of unrecognized tax benefits during the year ended March 31, 2011.